Redeemable Owners' Investment (Details) ¥ in Thousands		1 Months Ended			12 Months Ended
	Jul. 10, 2018 HKD ($)	May 31, 2019 CNY (¥)	Jun. 24, 2016 CNY (¥)	Sep. 01, 2015 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Redeemable Owners' Investment (Details) [Line Items]
Total consideration (in Yuan Renminbi)		¥ 15,010				¥ 1,275
Voting rights, description					(1) Merger, spin-off, dismissal, acquisition, liquidation which change the legal form of Shenzhen Meten; (2) Material change of the principal activities of Shenzhen Meten; (3) Provide external guarantee or loans with amounts over RMB5,000; and (4) Initiate a litigation or arbitration with the potential claim of over RMB1,000.
Ordinary shares (in Dollars) | $	$ 380,000
Shenzhen Meten [Member]
Redeemable Owners' Investment (Details) [Line Items]
Ordinary shares (in Dollars) | $							$ 36,416,120
First Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) [Line Items]
Total consideration (in Yuan Renminbi)				¥ 20,000
Equity interest, percentage									1.81%
Annual interest, percentage					10.00%
Second Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) [Line Items]
Total consideration (in Yuan Renminbi)			¥ 170,000
Equity interest, percentage								9.62%
Annual interest, percentage				10.00%